INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 603	$ 557	$ 649
Foreign	1,491	4,646	6,757
Total effective tax	$ 2,094	$ 5,203	$ 7,406